SHARE-BASED COMPENSATION (Schedule of Share-based Compensation Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Fulfillment [Member] USD ($)	Dec. 31, 2012 Fulfillment [Member] CNY	Dec. 31, 2011 Fulfillment [Member] CNY	Dec. 31, 2010 Fulfillment [Member] CNY	Dec. 31, 2012 Marketing [Member] USD ($)	Dec. 31, 2012 Marketing [Member] CNY	Dec. 31, 2011 Marketing [Member] CNY	Dec. 31, 2010 Marketing [Member] CNY	Dec. 31, 2012 Technology and content [Member] USD ($)	Dec. 31, 2012 Technology and content [Member] CNY	Dec. 31, 2011 Technology and content [Member] CNY	Dec. 31, 2010 Technology and content [Member] CNY	Dec. 31, 2012 General and administrative [Member] USD ($)	Dec. 31, 2012 General and administrative [Member] CNY	Dec. 31, 2011 General and administrative [Member] CNY	Dec. 31, 2010 General and administrative [Member] CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 309	1,922	1,491	1,096	$ 53	332	300	233	$ 163	1,015	1,372	787	$ 1,271	7,918	8,294	8,184